T. ROWE PRICE Target 2015 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 59.1%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  33,950 8,593 4,658 7,542,339 39,748
New Income Fund  33,616 6,175 4,417 3,648,545 35,537
International Bond Fund (USD
Hedged)  11,259 2,170 1,524 1,189,873 12,113
Emerging Markets Bond Fund  8,531 1,044 1,233 817,935 9,120
High Yield Fund  7,332 1,896 1,590 1,241,159 8,229
Dynamic Global Bond Fund  7,321 1,428 994 802,594 8,058
Floating Rate Fund  2,813 1,377 449 408,378 3,904
U.S. Treasury Long-Term Index
Fund  1,757 1,951 391 226,971 2,583
Total Bond Mutual Funds (Cost $115,160) 119,292
EQUITY MUTUAL FUNDS 37.8%
T. Rowe Price Funds:
Equity Index 500 Fund  29,488 2,484 13,902 166,783 16,817
Value Fund  4,415 6,054 1,703 261,256 11,412
Growth Stock Fund (2) 5,425 4,387 1,384 105,997 10,539
International Value Equity Fund  6,310 428 2,264 419,136 6,195
Overseas Stock Fund  5,821 400 1,529 490,228 6,094
International Stock Fund  5,623 407 1,496 271,573 5,863
Emerging Markets Stock Fund  3,439 208 1,174 61,985 3,510
Mid-Cap Growth Fund  3,327 327 981 28,260 3,263
Mid-Cap Value Fund  2,671 281 610 100,476 3,226
Small-Cap Stock Fund  1,895 160 568 30,914 2,104
Small-Cap Value Fund  1,715 140 533 35,631 2,064
New Horizons Fund (2) 2,633 366 1,115 23,709 1,967
Real Assets Fund  1,757 194 533 139,921 1,813
U.S. Large-Cap Core Fund  137 573 69 25,392 785
Emerging Markets Discovery
Stock Fund  33 669 63 49,815 777
Total Equity Mutual Funds (Cost $50,959) 76,429

T. ROWE PRICE Target 2015 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 6,697 13,802 14,319 6,179,690 6,180
Total Short-Term Investments (Cost $6,180) 6,180
Total Investments in Securities 100.0%
(Cost $172,299) $ 201,901
Other Assets Less Liabilities (0.0)% (87)
Net Assets 100.0% $ 201,814
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 1 $ 303 $ 154
Emerging Markets Bond Fund (81) 778 379
Emerging Markets Discovery Stock Fund 4 138 5
Emerging Markets Stock Fund 320 1,037 41
Equity Index 500 Fund 5,832 (1,253) 287
Floating Rate Fund (20) 163 107
Growth Stock Fund 505 2,111 —
High Yield Fund (6) 591 373
International Bond Fund (USD Hedged) 50 208 174
International Stock Fund 338 1,329 66
International Value Equity Fund (60) 1,721 154
Limited Duration Inflation Focused Bond Fund 370 1,863 115
Mid-Cap Growth Fund 412 590 7
Mid-Cap Value Fund 94 884 52
New Horizons Fund 693 83 —
New Income Fund 328 163 709
Overseas Stock Fund 184 1,402 128
Real Assets Fund 54 395 43
Small-Cap Stock Fund 185 617 12
Small-Cap Value Fund 84 742 18
U.S. Large-Cap Core Fund 8 144 8
U.S. Treasury Long-Term Index Fund 392 (734) 30
Value Fund 280 2,646 165
U.S. Treasury Money Fund, 0.09% — — 9
Totals $ 9,967# $ 15,921 $ 3,036+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $2,583 of the net realized gain (loss).
+ Investment income comprised $3,036 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2015 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2015 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F184-054Q3 02/21